Cash, cash equivalents, short-term investments and non-current financial assets	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash, cash equivalents, short-term investments and non-current financial assets	Cash, cash equivalents, short-term investments and non-current financial assets

(in thousands of euro)	June 30, 2021	December 31, 2020

Cash and cash equivalents	103,980	136,792
Short-term investments	15,341	14,845
Cash, cash equivalents and short-term investments	119,321	151,637
Non-current financial assets	40,081	38,934
Cash, cash equivalents and financial assets	159,402	190,571
Cash and cash equivalents are mainly composed of current bank accounts, interest-bearing accounts and fixed-term accounts.

As of June 30, 2021, the Company also holds seven units in “SICAVs” and shares in mutual funds. The risk profiles of these funds are rated from 1 to 7 by the financial institution that manages and markets these funds (1 being the lowest risk profile).When the maturity of shares in mutual funds is longer than one year, they are classified as non-current financial instruments.
Non-current financial assets generally include a guarantee of capital at the maturity date (which is always longer than one year). These instruments are defined by the Company as financial assets at fair value through profit or loss and classified as non-current due to their maturity.
As of June 30, 2021 and December 31, 2020, the amount of cash, cash equivalents and financials assets denominated in US dollars amounted to €53,029 thousand and €64,654 thousand, respectively.
Changes in short-term investments and non-current financial assets for the six months ended June 30, 2020 and 2021 are the following:

(in thousands of euro)	December 31, 2020	Acquisitions	Disposals	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2021
Short-term investments	14,845	—	—	53	—	443	15,341
Non-current financial assets	38,934	—	—	978	170	—	40,081
Total	53,779	—	—	1,031	170	443	55,422

(in thousands of euro)	December 31, 2019	Acquisitions	Disposals	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2020
Short-term investments	15,978	—	—	173	—	48	16,199
Non-current financial assets	37,005	3,000	—	(2,709)	(425)	—	36,872
Total	52,983	3,000	—	(2,536)	(425)	48	53,071
In the six months ended June 30, 2021 , variance of fair value through the consolidated statement of income (loss) is made of €978 thousand of unrealized gains on non-current financial assets and €53 thousand of unrealized gains on short-term investments. In the six months ended June 30, 2020, variance of fair value through the consolidated statement of income (loss) was made of €2,709 thousand of unrealized losses on non-current financial assets and €173 thousand of unrealized gains on short-term investments (see note 16).